SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 14 -   SHAREHOLDERS' EQUITY:

a.	As discussed in Note 4, on February 2, 2016, the Company:

(1)	canceled the nominal value of the Company’s shares, such that the Company’s shares will not have any nominal value,
(2)	converted 71,923,175 non-tradable options to purchase ordinary share of the Company into 71,923,175 ordinary shares of the Company,
(3)
conducted a reverse split of the Company’s shares at a ratio of 30,465:1 (i.e., for each 30,465 shares of the Company, the shareholders of the Company will receive one (1) share), which reverse split became effective on February 25, 2016; and

(4)           increased the share capital of the Company to 700,000,000 ordinary shares with no par value.

b.	The authorized ordinary shares of the Company as of December 31, 2017 and 2016 was 700,000,000 shares.

The issued and outstanding ordinary shares of the Company as of December 31, 2017 and 2016 was 10,694,820 and 10,000,000 shares, respectively.

The holders of ordinary shares are entitled to receive dividends and are entitled to one vote per share at general meetings of the Company.

c.
On August 17, 2017, the Company signed a share purchase agreement with A.O.Tzidon Ltd. and Michael Ilan Management and Investment Ltd. (the “Investors”). According to the agreement the Company shall issue to the Investors ordinary shares at a price per share of $1.5 for an aggregate purchase price of $1 million. In addition, at any time prior to May 31, 2018, each of the Investors may purchase additional ordinary shares at the same price per share and up to an aggregate amount of $2.5 million.

On August 24, 2017, each of the Investors purchased 347,410 ordinary shares.

d.	Share-based compensation

All options granted under the Company’s previous stock option plan of 2011 were transferred to the temporary liquidator as part of the liquidation. In February 2016, the options were canceled as part of the sale of the Company to the new shareholders as described in note 4 above.

On July 17, 2016, the Board of Directors approved the adoption of the "2016 Equity Incentive Plan" (the “Incentive Plan”) and approved to reserve 1,000,000 ordinary shares (no par value) for issuance to employees, officers, directors, consultants and certain other service providers of the Company and the Company's affiliates.

On October 15, 2016, the Company granted options to purchase 37,500 ordinary shares of the Company to each of the Company's then directors (262,500 options in total) at an exercise price of $1.00 per share.

On December 11, 2017, the Company's shareholders approved the grant of  options to purchase 37,500 ordinary shares of the Company to one of the Company's directors at an exercise price of $1.00 per share.

All granted options have contractual life of 10 years and shall vest in four annual installments from the vesting commencement date as follows: 10,000 options on each of the first, second and third anniversaries of the vesting commencement date ,7,500 on the fourth anniversary of the vesting commencement date, so that four (4) years following the vesting commencement date, all options will be fully vested and exercisable, subject to the option holder’s continuing to be a director of the Company or any affiliate thereof through such dates.

Notwithstanding the above, the vesting of the options may accelerate so that all shares subject to the option will be fully vested and exercisable immediately prior to the occurrence of any of the following corporate transactions: (i) A merger, acquisition, reorganization or consolidation in which the Company is not the surviving entity; (ii) The sale, transfer, exchange or other disposition of all or substantially all of the shares or assets of the Company.

The fair value of employee share options is measured using the Black-Scholes (B&S model) formula. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility for companies in similar stage of development, expected dividends, and the risk-free interest rate (based on US dollar government debentures). Service and non-market performance conditions are not taken into account in determining fair value.

The following table lists the inputs to the B&S model used for the fair value measurement of equity-settled share options granted for the above plan:

	Year ended December 31,
	2017	2016

Share price	$0.82	$0.24
Dividend yield (%)	0	0
Expected volatility of the share prices (%)	100%	100%
Risk-free interest rate (%)	1.4%-2.8%	1.36%-1.58%
Expected life of share options (years)	5.5-7	5.5-7

The following table lists the number of share options, the weighted average exercise prices of share options and movement in option plans during the current year:

	Year ended December 31, 2017			Year ended December 31, 2016
	Number of options	Weighted average exercise price (USD)	Weighted- average remaining contractual term (in years)	Number of options	Weighted average exercise price (USD)	Weighted- average remaining contractual term (in years)

Outstanding at the beginning of the year	262,500	1.00	9.8	-	-	-
Granted	37,500	1.00	-	262,500	1.00	-
Forfeited and expired	(37,500)	1.00	-	-	-	-

Outstanding at the end of the year	262,500	1.00	9.0	262,500	1	9.8

Exercisable at the end of the year	60,000	1.00	8.8	-	-	-

The Company recorded amount of approximately $14 thousand as share based payment compensation expenses in 2017 ( 2016 - $9 thousand).